Intangibles (Tables)	12 Months Ended
Dec. 31, 2013
Intangibles [Abstract]
Schedule of value received for Intangible assets acquired
	As of December 31, 2013	As of December 31, 2012
Publisher relationships-Kitara Media	$695	$695
Advertiser relationships-Kitara Media	463	463
Advertiser relationships-Healthguru	720	0
Domain and trade name-Healthguru (indefinite life)	680	0
Domain name-Gather	142	0
Video Library	470	0
Subscribers	118	0
Website	26	0
Total Intangible Asset	3,314	1,158
Less: Accumulated Amortization	(1,188)	(772)
Net	$2,126	$386